Offerings	Nov. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.000% Senior Notes due 2030
Amount Registered | shares	861,937,500
Maximum Aggregate Offering Price	$ 861,110,040.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 118,919.30
Offering Note	The U.S. dollar equivalent of the amount registered has been calculated using the Euro/U.S. dollar exchange rate of EUR1/U.S. $1.14925 as reported by Bloomberg L.P. as of 9:00 a.m., New York time, on November 4, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.625% Senior Notes due 2035
Amount Registered | shares	861,937,500
Maximum Aggregate Offering Price	$ 853,162,976.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,821.81
Offering Note	See Foot Note 1